Segment Reporting - Schedule of Revenues from External Clients Attributable to Foreign Countries (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Segment Reporting Information [Line Items]
Revenues from external clients based on geography foreign countries, Total	$ 1,153,622	$ 1,264,536	$ 1,297,358	$ 1,198,705	$ 4,607,521	$ 4,914,221	$ 4,549,773
United States [Member]
Segment Reporting Information [Line Items]
Revenues from external clients based on geography foreign countries					1,262,016	1,267,288	1,147,806
South Africa [Member]
Segment Reporting Information [Line Items]
Revenues from external clients based on geography foreign countries					834,741	874,411	751,014
China [Member]
Segment Reporting Information [Line Items]
Revenues from external clients based on geography foreign countries					429,294	466,333	539,805
Germany [Member]
Segment Reporting Information [Line Items]
Revenues from external clients based on geography foreign countries					204,592	252,385	228,040
All others [Member]
Segment Reporting Information [Line Items]
Revenues from external clients based on geography foreign countries					$ 1,876,878	$ 2,053,804	$ 1,883,108